Risk Management - Economic uncertainty adjustments and Other adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(3,860)	(4,514)
Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	19,749	24,511
Retail credit cards | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(2,557)	(2,776)	£ (2,276)
Corporate loans
Disclosure of financial assets [line items]
Loans and advances	116,204	110,322
Corporate loans | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(791)	(836)	£ (872)
Other adjustments | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	29	34
Other adjustments | Retail credit cards | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	23	(9)
Other adjustments | Corporate loans | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	6	30
Other adjustments | Debt securities | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	£ 7	£ 0